SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents	$ 5,581	$ 797
United States of America, Dollars
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents	1,054	217
Hong Kong, Dollars
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents	$ 4,527	$ 580